Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 104,242	$ 62,917	[1]
Property and equipment	2,645	2,290	[1]
ROU asset	3,059	2,798	[1]
North America
Disclosure of geographical areas [line items]
Revenue	76,120	44,607
Property and equipment	1,044	645
ROU asset	1,537	956
Rest of World
Disclosure of geographical areas [line items]
Revenue	28,122	18,310
Property and equipment	1,601	1,645
ROU asset	$ 1,522	$ 1,842

[1]	Please refer to Note 4 for retrospective change of accounting policy.